INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,847
Cost at end of year	3,043	$ 2,847
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,629	3,332
Additions, net of disposals	17	81
Foreign currency translation	297	216
Cost at end of year	$ 3,943	$ 3,629